UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-04014
Meridian Fund, Inc.®

(Exact name of registrant as specified in charter)
60 E. Sir Francis Drake Boulevard
Suite 306
Larkspur, CA 94939

(Address of principal executive offices) (Zip code)
Gregg B. Keeling
60 E. Sir Francis Drake Boulevard
Suite 306
Larkspur, CA 94939

(Name and address of agent for service)
registrant’s telephone number, including area code: 415-461-8770
Date of fiscal year end: June 30
Date of reporting period: December 31, 2008
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.

MERIDIAN FUND, INC.
January 2, 2009

To Our Shareholders:

The market decline accelerated in the final quarter of 2008, contributing to the largest annual market drop since 1931. The instability in the financial markets has now spread to the entire economy. This is the problem. The S&P 500 declined 37.6% during the year, the NASDAQ 39.6% and the Russell 2000 33.7%. The best performing sectors, although declining substantially, included health care, consumer non durables and utilities. Basic materials, financials and technology stocks were among the worst performing groups. The yield on the ten-year treasury dropped significantly, from 3.83% at the end of September to 2.25% at year end. Investors, at this point, are paying a big premium for safety.

Gross Domestic Product declined 0.51% in the third quarter and the economy has continued to deteriorate. The financial system remains in turmoil. Consumer spending is weak, unemployment is rising, manufacturing and private investment are falling and corporate profits are declining. Not everything is bleak, however. The price of oil dropped 54% during 2008, the money supply continues to increase, the Fed Funds rate now stands at 0% and mortgage rates have declined, at least for those who qualify. We already have had significant fiscal stimulus with more on the way. This should boost the economy starting in the second half of 2009. Permanent tax cuts, in our view, would be more productive than cumbersome government spending programs. We believe the economy will experience a difficult first half and then improve somewhat in the back half of the year. We expect that the spread between treasury bonds and corporate bonds will narrow and inflation will not be a concern.

Long-term investment results, history clearly shows, are improved by buying good companies or mutual funds or adding to existing positions during difficult stock market environments. We welcome those new shareholders who joined the Meridian Funds during the quarter and appreciate the continued confidence of our existing shareholders.

We wish you a happy, healthy and prosperous New Year.

-s- Richard F. Aster, Jr.

Richard F. Aster, Jr.

Meridian Equity Income Fund® (MEIFX)

The Meridian Equity Income Fund’s net asset value per share at December 31, 2008 was $7.23. This represents a decrease of 30.1% for the calendar year to date. The Fund’s total return and average annual compound rate of return since inception, January 31, 2005, were -11.9% and -3.2%, respectively.

On December 16, 2008, the Equity Income Fund paid a long-term capital gain distribution of $0.45 per share, a short-term capital gain distribution of $0.08 per share and an income dividend of $0.22 per share. The Fund’s assets at the close of the quarter were invested 6.5% in cash and 93.5% in stocks. Total net assets were $20,787,957 and there were 550 shareholders.

Our basic strategy remains unchanged. The Fund continues to seek to invest in companies with above average yields and strong financial returns that, in our opinion, have the ability to grow dividends. The Fund is diversified with 52 positions representing 52 different industry groups. At the end of the December 2008 quarter, the portfolio’s average holding had a 5-year-average return on equity of 19.6% and an average dividend yield of 5.1%; both measures substantially higher than the average S&P 500 stock. The average position had a market capitalization of $29.3 billion, a debt ratio of 41.6% and earnings per share that are expected to grow 9.1% during the next several years. We believe these financial characteristics will lead to positive long-term returns for the Fund.

During the quarter we purchased shares of Brown-Forman, Home Depot, Johnson Controls, Nordstrom, Microsoft, Norfolk Southern and Sunoco. We sold our shares in Autoliv, Anheuser-Busch, Carnival, Newell Rubbermaid and Seagate Technology.

Mercury General Corp, one of our holdings, primarily engages in writing automobile and homeowner insurance in California which accounts for 67% and 13% of total policies-in-force, respectively. The company is the second largest automobile insurer in California with about 10% market share. Mercury has a limited presence in several other states, including New Jersey, Arizona, Pennsylvania and Nevada. Management is in the process of implementing improved systems, controls and underwriting procedures before taking on additional business outside of California. We believe that expansion outside California however, will eventually be a major driver of future growth. Mercury’s investment portfolio is fairly conservative and largely comprised of state and municipal bonds. The company has an experienced management team with a strong track record and is well positioned to grow, especially when the insurance market improves. The shares sell at a reasonable valuation, have a strong balance sheet and financial returns and yield in excess of 5%.

Meridian Growth Fund® (MERDX)

The Meridian Growth Fund’s net asset value per share at December 31, 2008 was $25.07. This represents a decrease of 30.4% for the calendar year to date. The Fund’s total return and average annual compound rate of return since inception, August 1, 1984, were 1,278.6% and 11.3%, respectively.

On December 16, 2008, the Growth Fund paid a long-term capital gain distribution of $1.02 per share, a short-term capital gain distribution of $0.07 per share and an income dividend of $0.09 per share. The Fund’s assets at the close of the quarter were invested 4.6% in cash and cash equivalents and 95.4% in stocks. Total net assets were $1,053,556,904 and there were 62,321 shareholders.

Most major market indicators have declined in excess of 40% since reaching their peaks in the fall of 2007. We believe a good deal of the economic concerns referred to above have been discounted and valuations have become more attractive than in recent history. This has improved the probability for positive or above average returns during the next several years, in our opinion. Our portfolio, in general, consists of small and medium-sized growth stocks that, we believe, will experience above average growth during the years ahead. Most of the companies have leading market positions, strong balance sheets, experienced management teams and are reasonably valued. We have attempted to strengthen the portfolio during this difficult period with the addition of quality companies that have now become attractively valued. Our largest areas of concentration are healthcare, technology and consumer related.

During the quarter we purchased shares of Continental Resources, Copart and Family Dollar Stores. Allied Waste Industries was purchased by Republic Services and we continue to hold the shares.

Again, Republic Services merged with Allied Waste in December 2008. It is the second largest waste and environmental service provider in North America. A major barrier to entry is the availability of landfill space which can take years for approval. Republic Services and Waste Management combined own close to 50% of all US landfills. The industry is now more concentrated and management of the major participants are focusing on return on invested capital. Republic, post-merger, is expected to realize cost synergy of $150 million over a three-year period from operating and procurement efficiencies. The company has an experienced management team and should be able to grow earnings in the low teens over the long term while generating strong and steady cash flow. The stock sells at a reasonable valuation given its market share position, earnings growth potential and seasoned management team.

Meridian Value Fund® (MVALX)

The Meridian Value Fund’s net asset value per share at December 31, 2008 was $20.40. This represents a decrease of 32.0% for the calendar year to date. The Fund’s total return and average compounded annual rate of return since June 30, 1995, were 467.8% and 13.7%, respectively. The comparable period returns for the S&P 500 with dividends were 109.4% and 5.6%, respectively.

On December 16, 2008, the Value Fund paid a long-term capital gain distribution of $0.87 per share and a short-term capital gain distribution of $0.45 per share. The Fund’s assets at the close of the quarter were invested 5.4% in cash and cash equivalents and 94.6% in stocks. Total net assets were $933,912,818 and there were 62,599 shareholders.

Our investment strategy remains unchanged. We continue to seek out-of-favor companies that we believe have defensible positions in their industries, strong or improving balance sheets, reasonable valuations and good prospects for earnings growth. Due to the market drop and weak economy the number of candidates meeting our investment requirements has increased significantly. It is our position that over the long term this strategy will produce returns that outperform the Fund’s benchmark. We believe the portfolio is well positioned, reasonably valued and diversified. We hold 52 positions, representing 26 industry groups. We continue to invest in companies of all market capitalizations and our largest areas of concentration are healthcare products, technology and industrial products. The outlook for our approach, in our view, is favorable at this time.

During the quarter we purchased shares of Commercial Metals Company, Diebold, JP Morgan Chase, Kohl’s, VeriSign and Wells Fargo. We sold our positions in Affymetrix, Arbitron, Bunge, ImClone Systems, Liz Claiborne, Mine Safety Appliances, Shuffle Master, Western Digital and Quicksilver.

Abbott Laboratories, one of our holdings, is a diversified healthcare company occupying leadership positions in pharmaceuticals, nutritional products, diagnostics and vascular products. Earnings growth stalled in 2006 due to the conclusion of a co-promotion sales agreement and two smaller drugs going generic. Earnings growth resumed in 2007 due to robust growth of Humira; Abbott’s drug for use in arthritis and psoriasis. The successful US launch of Xience V, Abbott’s drug eluting stent, also accelerated earnings growth. Abbott is well positioned with a solid drug pipeline, limited patent expirations and steady growth across its healthcare portfolio. We expect earnings to reach $4.60 per share in the next three years up from $3.32 in 2008. At 11 times normalized earnings and a dividend yield near 3%, we believe the stock is a compelling value, and has defensive characteristics that are attractive in the current economic environment.

Miscellaneous

The Meridian Funds are no-load and there are no transaction fees or commissions charged when purchased directly through our transfer agent, PNC Global Investment Servicing (U.S.) Inc. This can be a very cost-effective method to purchase shares of the Meridian Funds for shareholders who do not need the services of a broker-dealer and for long-term investors that make multiple purchases.

We have added a new E-mail Alerts feature to our website at www.meridianfund.com. When you sign up for E-mail Alerts you will receive notification of news items, shareholder reports, SEC filings, and other information regarding the Meridian Funds.

The information provided in this report should not be considered investment advice or a recommendation to purchase or sell any particular security. There is no assurance that any securities discussed herein will remain in a particular Fund’s portfolio at the time you receive this report or that securities sold have not been repurchased. Securities discussed are presented as illustrations of companies that fit a particular Fund’s investment strategy and do not represent a Fund’s entire portfolio and in the aggregate may represent only a small percentage of a Fund’s portfolio holdings. It should not be assumed that any of the securities transactions or holdings discussed were or will prove to be profitable, or that investment decisions Fund management makes in the future will be profitable or will equal the investment performance of the securities discussed herein. Management’s views presented herein and any discussion of a particular Fund’s portfolio holdings or performance are as of December 31, 2008 and are subject to change without notice.

Meridian Equity Income Fund
Summary of Portfolio Holdings
December 31, 2008 (Unaudited)

Portfolio Holdings by Category (% of total net assets)

Insurance-Property & Casualty	2.2%	$452,772
Industrial Machinery	2.1	443,413
Insurance Brokers	2.1	436,022
Computer Hardware	2.1	429,075
Leisure Products	2.1	427,200
Telecommunication Services-Integrated	2.1	426,930
Oil & Gas — Refining & Marketing	2.1	425,908
Soft Drinks	2.0	425,538
Data Processing & Outsourced Services	2.0	424,872
Household Appliances	2.0	424,545
Environmental Facilities & Services	2.0	423,861
Utilities-Gas	2.0	420,090
Food Retail	2.0	419,020
Aerospace/Defense	2.0	418,166
Distributors	2.0	415,892
Air Freight & Logistics	2.0	414,527
Construction Materials-Steel	2.0	414,193
Machinery-Construction, Farm & Heavy Trucks	2.0	410,964
Electrical Components & Equipment	2.0	408,500
Oil & Gas-Integrated	2.0	406,835
Retail	2.0	406,692
Food & Meats-Packaged	2.0	405,435
Restaurants	1.9	404,235
Pharmaceuticals	1.9	402,955
Distillers & Vintners	1.9	401,622
Office Services & Supplies	1.9	397,833
Household-Home Furnishings	1.9	396,839
Construction Materials	1.9	396,606
Personal Products	1.9	393,211
Semiconductors	1.9	390,323
Apparel Accessories & Luxury Goods	1.9	388,867
Tobacco	1.9	387,177
Food Distributors	1.8	383,098
Chemicals-Specialty	1.8	381,755
Paper & Packaging	1.8	377,508
Household Products	1.8	377,091
Industrial Conglomerates	1.8	369,360
Commercial Printing	1.7	345,136
Home Improvement Retail	1.6	336,092
Auto Parts & Equipment	1.6	325,064
Software & Services	1.6	324,648
Railroads	1.5	319,940
Department Stores	1.5	315,447
Media-Broadcasting & Cable TV	1.5	313,677
Paper & Forest Products	1.5	312,700
Chemicals-Diversified	1.3	276,147
Motorcycle Manufacturers	1.3	268,126
Insurance-Life & Health	1.3	265,361
REITs-Diversified	1.2	251,650
Banking-Diversified Banks	1.2	247,033
Banking-Regional Banks	1.0	208,552
Banking-Investment Banking & Brokerage	0.9	194,084
Cash & Other Assets, Less Liabilities	6.5	1,355,370

	100.0%	$20,787,957

Meridian Growth Fund
Summary of Portfolio Holdings
December 31, 2008 (Unaudited)

Portfolio Holdings by Category (% of total net assets)

Healthcare Products	9.5%	$99,836,681
Industrial Conglomerates	8.8	92,988,790
Technology	7.1	74,763,494
Retail	7.1	74,741,203
Tech-Software	6.5	68,711,850
Insurance Brokers	6.2	65,221,022
Restaurants	4.6	47,976,419
Business Services	4.2	44,717,835
Industrial Services	3.6	37,758,294
Consumer Services	3.3	35,181,510
Brokerage & Money Management	3.3	34,904,364
Construction	3.2	33,847,406
Insurance-Property & Casualty	3.1	32,932,335
Healthcare Information Services	2.9	30,607,354
Cellular Communications	2.6	27,361,424
Computer Hardware	2.6	27,073,844
REITs-Diversified	2.5	26,569,080
Distributors	2.5	26,042,880
Chemicals-Specialty	2.2	22,898,803
Leisure Products	2.1	22,603,200
U.S. Government Obligations	1.9	20,000,311
Leisure & Amusement	1.6	17,076,606
Energy	1.6	16,570,198
Healthcare Services	1.3	13,323,072
Banking	1.0	10,916,926
Automotive Wholesale Services	1.0	10,383,861
Casino & Gaming	0.5	5,161,449
Aerospace/Defense	0.5	5,000,038
Cash & Other Assets, Less Liabilities	2.7	28,386,655

	100.0%	$1,053,556,904

Meridian Value Fund
Summary of Portfolio Holdings
December 31, 2008 (Unaudited)

Portfolio Holdings by Category (% of total net assets)

Healthcare Products	13.1%	$122,461,184
Utilities	9.7	90,344,104
Consumer Products	8.9	82,875,816
Industrial Products	7.9	73,799,359
Energy	6.7	62,908,679
Media	4.7	43,717,290
Banking	3.9	36,196,877
Telecommunications Services	3.8	35,337,360
Technology	3.6	33,705,520
Pharmaceuticals	3.5	33,026,516
Information Technology Services	3.3	30,990,357
U.S. Government Obligations	3.2	30,000,467
Insurance Brokers	3.1	29,430,552
Leisure Products	3.0	27,750,400
Food & Meats-Packaged	2.9	27,518,565
Semiconductors	2.9	26,640,152
Engineering & Construction	2.3	21,235,920
Metals	2.2	20,353,521
Apparel	1.9	17,848,242
Consumer Services	1.7	16,232,874
Trucking	1.6	14,909,300
Computer Hardware	1.2	11,252,854
Aerospace/Defense	0.8	7,280,892
Retail	0.8	7,066,240
Leisure & Amusement	0.5	4,924,935
Motorcycle Manufactures	0.4	3,536,548
Housewares Specialties	0.2	1,798,542
Cash & Other Assets, Less Liabilities	2.2	20,769,752

	100.0%	$933,912,818

Meridian Fund, Inc.
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period July 1, 2008 to December 31, 2008

We believe it is important for you to understand the impact of fees and expenses on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of the portfolio. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period and assume reinvestment of all dividends and distributions.

	Beginning	Ending			Expenses
	Account Value	Account Value	Expense		Paid During
	07/01/08	12/31/08	Ratio(1)		Period(2)

Actual Fund Return ( See explanation below)
Meridian Equity Income Fund	$1,000.00	$769.80	1.25	%(4)	$5.62
Meridian Growth Fund	$1,000.00	$781.90	0.86%		$3.86
Meridian Value Fund	$1,000.00	$738.10	1.10%		$4.82
Hypothetical 5% Return(3) ( See explanation below)
Meridian Equity Income Fund	$1,000.00	$1,018.85	1.25	%(4)	$6.41
Meridian Growth Fund	$1,000.00	$1,020.87	0.86%		$4.38
Meridian Value Fund	$1,000.00	$1,019.66	1.10%		$5.60

(1)	Annualized, based on the Fund’s most recent fiscal half-year expenses.

(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

(3)	Before expenses.

(4)	See note 2 to Financial Statements.

The table above illustrates your Fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, the third column shows the period’s annualized expense ratio, and the last column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. You can assess your Fund’s costs by comparing this 5% Return hypothetical example with the 5% Return hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as short-term redemption and exchange fees or sales and service charges you may pay third party broker/dealers. Had these transactional costs been included, your costs would have been higher. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Meridian Equity Income Fund
Schedule of Investments
December 31, 2008 (Unaudited)

	Shares	Value

COMMON STOCKS - 93.5%

AEROSPACE/DEFENSE - 2.0%
Boeing Co.	9,800	$418,166

AIR FREIGHT & LOGISTICS - 2.0%
United Parcel Service, Inc. Class B	7,515	414,527

APPAREL ACCESSORIES & LUXURY GOODS - 1.9%
VF Corp.	7,100	388,867

AUTO PARTS & EQUIPMENT - 1.6%
Johnson Controls, Inc.	17,900	325,064

BANKING-DIVERSIFIED BANKS - 1.2%
Comerica, Inc.	12,445	247,033

BANKING-INVESTMENT BANKING & BROKERAGE - 0.9%
Morgan Stanley	12,100	194,084

BANKING-REGIONAL BANKS - 1.0%
Regions Financial Corp.	26,200	208,552

CHEMICALS-DIVERSIFIED - 1.3%
Dow Chemical Co. (The)	18,300	276,147

CHEMICALS-SPECIALTY - 1.8%
RPM International, Inc.	28,725	381,755

COMMERCIAL PRINTING - 1.7%
R. R. Donnelley & Sons Co.	25,415	345,136

COMPUTER HARDWARE - 2.1%
Diebold, Inc.	15,275	429,075

CONSTRUCTION MATERIALS - 1.9%
Vulcan Materials Co.	5,700	396,606

CONSTRUCTION MATERIALS-STEEL - 2.0%
Timken Co.	21,100	414,193

DATA PROCESSING & OUTSOURCED SERVICES - 2.0%
Automatic Data Processing, Inc.	10,800	424,872

DEPARTMENT STORES - 1.5%
Nordstrom, Inc.	23,700	315,447

DISTILLERS & VINTNERS - 1.9%
Brown-Forman Corp. Class B	7,800	401,622

DISTRIBUTORS - 2.0%
Genuine Parts Co.	10,985	415,892

ELECTRICAL COMPONENTS & EQUIPMENT - 2.0%
Hubbell, Inc. Class B	12,500	408,500

ENVIRONMENTAL FACILITIES & SERVICES - 2.0%
Waste Management, Inc.	12,790	423,861

FOOD DISTRIBUTORS - 1.8%
SYSCO Corp.	16,700	383,098

FOOD & MEATS-PACKAGED - 2.0%
Kraft Foods, Inc. Class A	15,100	405,435

FOOD RETAIL - 2.0%
SUPERVALU, Inc.	28,700	419,020

HOME IMPROVEMENT RETAIL - 1.6%
Home Depot, Inc.	14,600	336,092

The accompanying notes are an integral part of the financial statements

Meridian Equity Income Fund
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

HOUSEHOLD APPLIANCES - 2.0%
Stanley Works (The)	12,450	$424,545

HOUSEHOLD-HOME FURNISHINGS - 1.9%
Leggett & Platt, Inc.	26,125	396,839

HOUSEHOLD PRODUCTS - 1.8%
Kimberly-Clark Corp.	7,150	377,091

INDUSTRIAL CONGLOMERATES - 1.8%
General Electric Co.	22,800	369,360

INDUSTRIAL MACHINERY - 2.1%
Eaton Corp.	8,920	443,413

INSURANCE BROKERS - 2.1%
Willis Group Holdings, Ltd. (United Kingdom)	17,525	436,022

INSURANCE-LIFE & HEALTH - 1.3%
Lincoln National Corp.	14,085	265,361

INSURANCE-PROPERTY & CASUALTY - 2.2%
Mercury General Corp.	9,845	452,772

LEISURE PRODUCTS - 2.1%
Mattel, Inc.	26,700	427,200

MACHINERY-CONSTRUCTION, FARM & HEAVY TRUCKS - 2.0%
Caterpillar, Inc.	9,200	410,964

MEDIA-BROADCASTING & CABLE TV - 1.5%
CBS Corp. Class B	38,300	313,677

MOTORCYLE MANUFACTURERS - 1.3%
Harley-Davidson, Inc.	15,800	268,126

OFFICE SERVICES & SUPPLIES - 1.9%
Avery Dennison Corp.	12,155	397,833

OIL & GAS-INTEGRATED - 2.0%
Chevron Corp.	5,500	406,835

OIL & GAS-REFINING & MARKETING - 2.1%
Sunoco, Inc.	9,800	425,908

PAPER & FOREST PRODUCTS - 1.5%
International Paper Co.	26,500	312,700

PAPER & PACKAGING - 1.8%
Sonoco Products Co.	16,300	377,508

PERSONAL PRODUCTS - 1.9%
Nu Skin Enterprises, Inc. Class A	37,700	393,211

PHARMACEUTICALS - 1.9%
Johnson & Johnson	6,735	402,955

RAILROADS - 1.5%
Norfolk Southern Corp.	6,800	319,940

REITS-DIVERSIFIED - 1.2%
Apartment Investment & Management Co. Class A REIT	21,788	251,650

RESTAURANTS - 1.9%
McDonald’s Corp.	6,500	404,235

The accompanying notes are an integral part of the financial statements

Meridian Equity Income Fund
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

RETAIL - 2.0%
Family Dollar Stores, Inc.	15,600	$406,692

SEMICONDUCTORS - 1.9%
Intel Corp.	26,625	390,323

SOFT DRINKS - 2.0%
Coca-Cola Co. (The)	9,400	425,538

SOFTWARE & SERVICES - 1.6%
Microsoft Corp.	16,700	324,648

TELECOMMUNICATION SERVICES-INTEGRATED - 2.1%
AT&T, Inc.	14,980	426,930

TOBACCO - 1.9%
Reynolds American, Inc.	9,605	387,177

UTILITIES-GAS - 2.0%
AGL Resources, Inc.	13,400	420,090

TOTAL INVESTMENTS - 93.5% (Cost $28,673,255)		19,432,587

CASH AND OTHER ASSETS, LESS LIABILITIES - 6.5%		1,355,370

NET ASSETS - 100.0%		$20,787,957

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements

Meridian Growth Fund
Schedule of Investments
December 31, 2008 (Unaudited)

	Shares	Value

COMMON STOCKS - 95.4%

AEROSPACE/DEFENSE - 0.5%
BE Aerospace, Inc.*	650,200	$5,000,038

AUTOMOTIVE WHOLESALE SERVICES - 1.0%
Copart, Inc.*	381,900	10,383,861

BANKING - 1.0%
SVB Financial Group*	416,200	10,916,926

BROKERAGE & MONEY MANAGEMENT - 3.3%
Affiliated Managers Group, Inc.*	301,000	12,617,920
T. Rowe Price Group, Inc.	628,850	22,286,444

		34,904,364

BUSINESS SERVICES - 4.2%
Dun & Bradstreet Corp.	307,200	23,715,840
Global Payments, Inc.	640,500	21,001,995

		44,717,835

CASINOS & GAMING - 0.5%
International Game Technology	434,100	5,161,449

CELLULAR COMMUNICATIONS - 2.6%
American Tower Corp. Class A*	933,200	27,361,424

CHEMICALS-SPECIALTY - 2.2%
RPM International, Inc.	1,723,010	22,898,803

COMPUTER HARDWARE - 2.6%
Diebold, Inc.	963,825	27,073,844

CONSTRUCTION - 3.2%
Granite Construction, Inc.	770,485	33,847,406

CONSUMER SERVICES - 3.3%
Rollins, Inc.	1,945,880	35,181,510

DISTRIBUTORS - 2.5%
Watsco, Inc.	678,200	26,042,880

ENERGY - 1.6%
Continental Resources, Inc.*	51,400	1,064,494
FMC Technologies, Inc.*	650,680	15,505,704

		16,570,198

HEALTHCARE INFORMATION SERVICES - 2.9%
Cerner Corp.*	796,030	30,607,354

HEALTHCARE PRODUCTS - 9.5%
C. R. Bard, Inc.	375,175	31,612,246
DENTSPLY International, Inc.	1,155,600	32,634,144
Edwards Lifesciences Corp.*	647,685	35,590,291

		99,836,681

HEALTHCARE SERVICES - 1.3%
Millipore Corp.*	258,600	13,323,072

INDUSTRIAL CONGLOMERATES - 8.8%
Airgas, Inc.	512,967	20,000,583
Cooper Industries, Ltd. Class A	778,800	22,764,324
Dionex Corp.*	525,800	23,582,130
Pall Corp.	937,100	26,641,753

		92,988,790

INDUSTRIAL SERVICES - 3.6%
Republic Services, Inc.	1,523,126	37,758,294

INSURANCE BROKERS - 6.2%
Brown & Brown, Inc.	1,731,950	36,197,755
Willis Group Holdings, Ltd. (United Kingdom)	1,166,530	29,023,267

		65,221,022

The accompanying notes are an integral part of the financial statements.

Meridian Growth Fund
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

INSURANCE-PROPERTY & CASUALTY - 3.1%
Mercury General Corp.	716,076	$32,932,335

LEISURE & AMUSEMENT - 1.6%
Royal Caribbean Cruises, Ltd.	1,241,935	17,076,606

LEISURE PRODUCTS - 2.1%
Mattel, Inc.	1,412,700	22,603,200

REITS-DIVERSIFIED - 2.5%
Digital Realty Trust, Inc. REIT	808,800	26,569,080

RESTAURANTS - 4.6%
Cracker Barrel Old Country Store, Inc.	964,988	19,869,103
Jack in the Box, Inc.*	1,272,400	28,107,316

		47,976,419

RETAIL - 7.1%
Bed Bath & Beyond, Inc.*	193,300	4,913,686
Family Dollar Stores, Inc.	360,100	9,387,807
PetSmart, Inc.	1,666,900	30,754,305
Ross Stores, Inc.	998,500	29,685,405

		74,741,203

TECHNOLOGY - 7.1%
NetApp, Inc.*	790,300	11,040,491
Trimble Navigation, Ltd.*	834,800	18,040,028
VeriSign, Inc.*	1,072,700	20,467,116
Zebra Technologies Corp. Class A*	1,244,613	25,215,859

		74,763,494

TECH-SOFTWARE - 6.5%
Advent Software, Inc.*	917,438	18,321,237
Blackbaud, Inc.	1,064,500	14,370,750
MICROS Systems, Inc.*	1,131,400	18,464,448
Nuance Communications, Inc.*	672,900	6,971,244
Teradata Corp.*	713,700	10,584,171

		68,711,850

TOTAL COMMON STOCKS - 95.4% (Cost $1,211,421,710)		1,005,169,938

U.S. GOVERNMENT OBLIGATIONS - 1.9%
U.S. Treasury Bill @ (.010%)** due 02/26/09 (Face Value $20,000,000)		20,000,311

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $20,000,311)		20,000,311

TOTAL INVESTMENTS - 97.3% (Cost $1,231,422,021)		1,025,170,249

CASH AND OTHER ASSETS, LESS LIABILITIES - 2.7%		28,386,655

NET ASSETS - 100.0%		$1,053,556,904

REIT - Real Estate Investment Trust

*	Non-income producing securities

**	Annualized yield at date of purchase

The accompanying notes are an integral part of the financial statements.

Meridian Value Fund
Schedule of Investments
December 31, 2008 (Unaudited)

	Shares	Value

COMMON STOCKS - 94.6%

AEROSPACE/DEFENSE - 0.8%
BE Aerospace, Inc.*	946,800	$7,280,892

APPAREL - 1.9%
Carter’s, Inc.*	926,700	17,848,242

BANKING - 3.9%
Annaly Capital Management, Inc. REIT	1,134,600	18,006,102
JPMorgan Chase & Co.	65,500	2,065,215
Wells Fargo & Co.	547,000	16,125,560

		36,196,877

COMPUTER HARDWARE - 1.2%
Diebold, Inc.	400,600	11,252,854

CONSUMER PRODUCTS - 8.9%
Avon Products, Inc.	880,500	21,158,415
Briggs & Stratton Corp.	726,300	12,775,617
Electronic Arts, Inc.*	924,800	14,833,792
Pactiv Corp.*	1,370,900	34,107,992

		82,875,816

CONSUMER SERVICES - 1.7%
Jackson Hewitt Tax Service, Inc.	1,034,600	16,232,874

ENERGY - 6.7%
Exterran Holdings, Inc.*	440,850	9,390,105
International Coal Group, Inc.*	1,454,800	3,346,040
Kinder Morgan Management, LLC*	863,341	34,516,381
TETRA Technologies, Inc.*	1,300,300	6,319,458
Transocean, Ltd.*	197,602	9,336,695

		62,908,679

ENGINEERING & CONSTRUCTION - 2.3%
KBR, Inc.	1,397,100	21,235,920

FOOD & MEATS-PACKAGED - 2.9%
Kraft Foods, Inc. Class A	1,024,900	27,518,565

HEALTHCARE PRODUCTS - 13.1%
Abbott Laboratories	684,300	36,521,091
American Medical Systems Holdings, Inc.*	1,178,900	10,598,311
Baxter International, Inc.	310,400	16,634,336
Beckman Coulter, Inc.	502,100	22,062,274
Covidien, Ltd.	685,000	24,824,400
STERIS Corp.	494,800	11,820,772

		122,461,184

HOUSEWARES SPECIALTIES - 0.2%
Newell Rubbermaid, Inc.	183,900	1,798,542

INDUSTRIAL PRODUCTS - 7.9%
Albany International Corp. Class A	670,100	8,604,084
Cabot Corp.	311,300	4,762,890
Commercial Metals Co.	416,900	4,948,603
Franklin Electric Co., Inc.	682,800	19,193,508
Schnitzer Steel Industries, Inc. Class A	247,400	9,314,610
Sealed Air Corp.	1,805,600	26,975,664

		73,799,359

INFORMATION TECHNOLOGY SERVICES - 3.3%
CACI International, Inc. Class A*	687,300	30,990,357

INSURANCE BROKERS - 3.1%
Willis Group Holdings, Ltd. (United Kingdom)	1,182,900	29,430,552

The accompanying notes are an integral part of the financial statements.

Meridian Value Fund
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

LEISURE & AMUSEMENT - 0.5%
Polaris Industries, Inc.	171,900	$4,924,935

LEISURE PRODUCTS - 3.0%
Mattel, Inc.	1,734,400	27,750,400

MEDIA - 4.7%
Grupo Televisa SA ADR (Mexico)	1,233,500	18,428,490
Marvel Entertainment, Inc.*	822,400	25,288,800

		43,717,290

METALS - 2.2%
Gold Fields, Ltd. ADR	2,049,700	20,353,521

MOTORCYCLE MANUFACTURERS - 0.4%
Harley-Davidson, Inc.	208,400	3,536,548

PHARMACEUTICALS - 3.5%
Cephalon, Inc.*	366,900	28,265,976
Charles River Laboratories International, Inc.*	181,700	4,760,540

		33,026,516

RETAIL - 0.8%
Kohl’s Corp.*	195,200	7,066,240

SEMICONDUCTORS - 2.9%
Intel Corp.	1,817,200	26,640,152

TECHNOLOGY - 3.6%
Intermec, Inc.*	1,057,000	14,036,960
VeriSign, Inc.*	478,900	9,137,412
Zebra Technologies Corp. Class A*	519,800	10,531,148

		33,705,520

TELECOMMUNICATIONS SERVICES - 3.8%
Verizon Communications, Inc.	1,042,400	35,337,360

TRUCKING - 1.6%
Con-way, Inc.	560,500	14,909,300

UTILITIES - 9.7%
Avista Corp	1,044,400	20,240,472
Dynegy, Inc. Class A*	6,422,400	12,844,800
Hawaiian Electric Industries, Inc.	1,419,875	31,436,032
Progress Energy, Inc.	648,000	25,822,800

		90,344,104

TOTAL COMMON STOCKS - 94.6% (Cost $1,147,436,159)		883,142,599

U.S. GOVERNMENT OBLIGATIONS - 3.2%
U.S. Treasury Bill @ (.010%)** due 02/26/09 (Face Value $30,000,000)		30,000,467

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $30,000,467)		30,000,467

TOTAL INVESTMENTS - 97.8% (Cost $1,177,436,626)		913,143,066

CASH AND OTHER ASSETS, LESS LIABILITIES - 2.2%		20,769,752

NET ASSETS - 100.0%		$933,912,818

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

*	Non-income producing securities

**	Annualized yield at date of purchase

The accompanying notes are an integral part of the financial statements.

Meridian Fund, Inc.
Statements of Assets and Liabilities
December 31, 2008 (Unaudited)

	Equity
	Income Fund	Growth Fund	Value Fund

ASSETS

Investments (Cost $28,673,255, $1,231,422,021 and $1,177,436,626, respectively)	$19,432,587	$1,025,170,249	$913,143,066
Cash	1,246,502	29,601,020	18,658,627
Receivable for:
Capital shares purchased	—	1,392,692	811,200
Securities sold	50,362	8,713,279	4,530,805
Dividends	130,974	1,380,105	1,822,668
Interest	131	4,351	3,541
Prepaid expenses	12,028	19,283	17,343

TOTAL ASSETS	20,872,584	1,066,280,979	938,987,250

LIABILITIES

Payable for:
Capital shares sold	7,995	4,380,956	1,997,002
Securities purchased	49,196	7,385,055	2,028,791
Accrued expenses:
Investment advisory fees	10,893	701,724	831,157
Audit fees	8,177	13,364	13,409
Directors’ fees	—	4,154	14,717
Other payables and accrued expenses	8,366	238,822	189,356

TOTAL LIABILITIES	84,627	12,724,075	5,074,432

NET ASSETS	$20,787,957	$1,053,556,904	$933,912,818

Capital shares issued and outstanding, par value $0.01 (500,000,000, 500,000,000 and 500,000,000 shares authorized, respectively)	2,876,486	42,025,114	45,783,041

Net asset value per share (offering and redemption price)	$7.23	$25.07	$20.40

Net Assets consist of:
Paid in capital	$32,439,454	$1,273,882,864	$1,303,300,737
Accumulated net realized loss	(2,678,945)	(13,989,991)	(111,237,120)
Net unrealized depreciation on investments	(9,240,668)	(206,251,772)	(264,293,560)
Undistributed (distributions in excess of) net investment income	268,116	(84,197)	6,142,761

	$20,787,957	$1,053,556,904	$933,912,818

The accompanying notes are an integral part of the financial statements.

Meridian Fund, Inc.
Statements of Operations
For the Six Months Ended December 31, 2008 (Unaudited)

	Equity
	Income Fund	Growth Fund	Value Fund

INVESTMENT INCOME

Dividends	$654,146	$8,776,119	$12,046,541
Interest	8,309	424,680	513,812

Total investment income	662,455	9,200,799	12,560,353

EXPENSES

Investment advisory fees	134,966	4,966,766	5,823,707
Custodian fees	4,478	96,415	86,065
Directors’ fees and expenses	552	5,888	5,888
Pricing fees	19,136	94,484	87,768
Professional fees	14,720	63,664	69,368
Registration and filing fees	10,585	14,376	16,310
Reports to shareholders	736	103,592	102,488
Transfer agent fees	14,260	233,404	215,096
Miscellaneous expenses	1,049	12,338	10,902

Total expenses	200,482	5,590,927	6,417,592

Expenses waived and reimbursed by Adviser (Note 2)	(18,117)	—	—

Net expenses	182,365	5,590,927	6,417,592

Net investment income	480,090	3,609,872	6,142,761

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	(2,651,842)	694,465	(103,117,371)
Net change in unrealized appreciation/depreciation on investments	(5,295,907)	(318,180,419)	(251,185,458)

Net realized and unrealized loss on investments	(7,947,749)	(317,485,954)	(354,302,829)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,467,659)	$(313,876,082)	$(348,160,068)

The accompanying notes are an integral part of the financial statements.

Meridian Fund, Inc.
Statements of Changes in Net Assets

	Equity Income Fund		Growth Fund
	Six Months		Six Months
	Ended		Ended
	December 31, 2008	Year Ended	December 31, 2008	Year Ended
	(Unaudited)	June 30, 2008	(Unaudited)	June 30, 2008

OPERATIONS

Net investment income	$480,090	$800,927	$3,609,872	$2,435,867
Net realized gain (loss) on investments	(2,651,842)	2,413,261	694,465	63,427,693
Net change in unrealized appreciation/depreciation on investments	(5,295,907)	(9,939,134)	(318,180,419)	(328,651,194)

Net decrease in net assets from operations	(7,467,659)	(6,724,946)	(313,876,082)	(262,787,634)

DISTRIBUTIONS TO SHAREHOLDERS

Distributions from ordinary income	(615,121)	(736,172)	(3,694,069)	(2,535,381)
Distributions from net realized capital gains	(1,456,335)	(1,774,107)	(44,377,539)	(165,398,885)

Net distributions	(2,071,456)	(2,510,279)	(48,071,608)	(167,934,266)

CAPITAL SHARE TRANSACTIONS

Proceeds from sales of shares	1,147,171	4,585,753	107,674,001	207,068,646
Reinvestment of distributions	2,055,772	2,484,529	40,208,642	141,086,090
Redemption fees	383	452	28,386	20,125
Less: redemptions of shares	(6,394,890)	(7,504,987)	(248,421,090)	(468,188,222)

Decrease resulting from capital share transactions	(3,191,564)	(434,253)	(100,510,061)	(120,013,361)

Total decrease in net assets	(12,730,679)	(9,669,478)	(462,457,751)	(550,735,261)

NET ASSETS

Beginning of period	33,518,636	43,188,114	1,516,014,655	2,066,749,916

End of period	$20,787,957	$33,518,636	$1,053,556,904	$1,516,014,655

Undistributed (distributions in excess of) net investment income at end of period	$268,116	$403,147	$(84,197)	$—

The accompanying notes are an integral part of the financial statements.

Meridian Fund, Inc.
Statements of Changes in Net Assets

	Value Fund
	Six Months
	Ended
	December 31, 2008	Year Ended
	(Unaudited)	June 30, 2008

OPERATIONS

Net investment income	$6,142,761	$6,863,063
Net realized gain (loss) on investments	(103,117,371)	125,270,783
Net change in unrealized appreciation/depreciation on investments	(251,185,458)	(274,445,682)

Net decrease in net assets from operations	(348,160,068)	(142,311,836)

DISTRIBUTIONS TO SHAREHOLDERS

Distributions from ordinary income	—	(14,912,462)
Distributions from net realized capital gains	(57,565,013)	(259,213,429)

Net distributions	(57,565,013)	(274,125,891)

CAPITAL SHARE TRANSACTIONS

Proceeds from sales of shares	131,660,878	117,427,701
Reinvestment of distributions	48,797,415	235,997,091
Redemption fees	65,402	69,733
Less: redemptions of shares	(160,071,345)	(437,311,474)

Increase (decrease) resulting from capital share transactions	20,452,350	(83,816,949)

Total decrease in net assets	(385,272,731)	(500,254,676)

NET ASSETS

Beginning of period	1,319,185,549	1,819,440,225

End of period	$933,912,818	$1,319,185,549

Undistributed net investment income at end of period	$6,142,761	$—

The accompanying notes are an integral part of the financial statements.

Meridian Equity Income Fund
Financial Highlights
Selected data for each share of capital stock outstanding throughout each period

						For the fiscal
	For the Six					period from
	Months Ended					January 31, 2005
	December 31, 2008		For the Fiscal Year Ended June 30,			through
	(Unaudited)		2008	2007	2006	June 30, 2005+

Net Asset Value — Beginning of Period	$10.37		$13.14	$11.05	$10.10	$10.00

Income from Investment Operations
Net Investment Income*	0.15	[1]	0.24 [1]	0.18	0.15	0.06
Net Gains (Losses) on Investments (both realized and unrealized)	(2.54)		(2.25)	2.19	0.93	0.04

Total From Investment Operations	(2.39)		(2.01)	2.37	1.08	0.10

Less Distributions
Distributions from Net Investment Income	(0.22)		(0.22)	(0.17)	(0.12)	0.00
Distributions from Net Realized Capital Gains	(0.53)		(0.54)	(0.11)	(0.01)	0.00

Total Distributions	(0.75)		(0.76)	(0.28)	(0.13)	0.00

Net Asset Value — End of Period	$7.23		$10.37	$13.14	$11.05	$10.10

Total Return	(23.02%	)[2]	(15.84% )	21.61%	10.75%	1.00%	[2]

Ratios/Supplemental Data
Net Assets, End of Period (000’s)	$20,788		$33,519	$43,188	$25,451	$8,412
Ratio of Expenses to Average Net Assets Before expense reimbursement/recoupment[3]	1.38%	[4]	1.25%	1.29%	1.67%	3.96%	[4]
After expense reimbursement/recoupment[5]	1.25%	[4]	1.25%	1.25%	1.25%	1.25%	[4]
Ratio of Net Investment Income to Average Net Assets
After expense reimbursement/recoupment	3.29%	[4]	2.02%	1.64%	1.80%	2.11%	[4]
Portfolio Turnover Rate	22%	[2]	62%	37%	60%	25%

*	Net Investment Income per share has been computed before adjustments for book/tax differences.

+	The Fund commenced investment operations on January 31, 2005.

[1]	Per share net investment income has been calculated using the average daily shares method.

[2]	Not Annualized.

[3]	The Adviser recouped $4,849 during the fiscal year ended June 30, 2008, representing previously reimbursed expenses. Had such payment not been made, the expense ratio would have been 1.24%.

[4]	Annualized.

[5]	See note 2 to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Meridian Growth Fund
Financial Highlights
Selected data for each share of capital stock outstanding throughout each period

	For the
	Six Months
	Ended
	December 31,
	2008		For the Fiscal Year Ended June 30,
	(Unaudited)		2008	2007	2006	2005	2004	2003	2002	2001	2000	1999

Net Asset Value — Beginning of Period	$33.60		$42.74	$38.54	$35.77	$35.38	$27.24	$28.10	$31.30	$29.45	$26.28	$33.26

Income from Investment Operations

Net Investment Income (Loss)*	0.08	[1]	0.05 [1]	0.04	(0.01)	(0.07)	(0.04)	(0.08)	(0.12)	2.26	0.11	0.16

Net Gains (Losses) on Investments

(both realized and unrealized)	(7.43)		(5.56)	7.29	3.58	1.02	9.10	(0.11)	(0.24)	3.89	4.99	(0.50)

Total From Investment Operations	(7.35)		(5.51)	7.33	3.57	0.95	9.06	(0.19)	(0.36)	6.15	5.10	(0.34)

Less Distributions

Distributions from Net Investment Income	(0.09)		(0.05)	(0.01)	0.00	0.00	0.00	(0.06)	0.00	(2.44)	(0.15)	(0.14)

Distributions from Net Realized Capital Gains	(1.09)		(3.58)	(3.12)	(0.80)	(0.56)	(0.92)	(0.61)	(2.84)	(1.86)	(1.78)	(6.50)

Total Distributions	(1.18)		(3.63)	(3.13)	(0.80)	(0.56)	(0.92)	(0.67)	(2.84)	(4.30)	(1.93)	(6.64)

Net Asset Value — End of Period	$25.07		$33.60	$42.74	$38.54	$35.77	$35.38	$27.24	$28.10	$31.30	$29.45	$26.28

Total Return	(21.81%	)[2]	(13.80% )	19.69%	10.08%	2.65%	33.65%	(0.20% )	0.42%	23.34%	21.45%	3.05%

Ratios/Supplemental Data

Net Assets, End of Period (000’s)	$1,053,557		$1,516,015	$2,066,750	$1,689,374	$1,693,564	$1,273,302	$448,393	$310,659	$182,117	$140,990	$185,683

Ratio of Expenses to Average Net Assets	0.86%	[3]	0.84%	0.84%	0.85%	0.86%	0.88%	0.95%	1.02%	1.04%	1.09%	1.01%

Ratio of Net Investment Income (Loss) to Average Net Assets	0.55%	[3]	0.13%	0.11%	(0.03% )	(0.21% )	(0.21% )	(0.47% )	(0.62% )	(0.26% )	0.31%	0.49%

Portfolio Turnover Rate	9%	[2]	39%	40%	29%	32%	19%	27%	26%	43%	28%	51%

*	Net Investment Income (Loss) per share has been computed before adjustments for book/tax differences.

[1]	Per share net investment income has been calculated using the average daily shares method.

[2]	Not Annualized.

[3]	Annualized.

The accompanying notes are an integral part of the financial statements.

Meridian Value Fund
Financial Highlights
Selected data for each share of capital stock outstanding throughout each period

	For the
	Six Months
	Ended
	December 31,
	2008		For the Fiscal Year Ended June 30,
	(Unaudited)		2008	2007	2006	2005	2004	2003		2002	2001	2000	1999

Net Asset Value — Beginning of Period	$29.43		$38.79	$36.14	$38.11	$40.35	$31.65	$30.34		$30.98	$25.88	$22.29	$19.30

Income from Investment Operations

Net Investment Income (Loss)*	0.14	[1]	0.15 [1]	0.41	0.18	0.19	0.00	(0.03)		(0.05)	1.12	0.05	(0.10)

Net Gains (Losses) on Investments (both realized and unrealized)	(7.85)		(3.12)	7.74	2.45	2.96	8.70	1.34		(0.51)	5.75	5.91	3.56

Total From Investment Operations	(7.71)		(2.97)	8.15	2.63	3.15	8.70	1.31		(0.56)	6.87	5.96	3.46

Less Distributions

Distributions from Net Investment Income	0.00		(0.35)	(0.41)	(0.32)	(0.28)	0.00	0.00		(0.04)	(1.09)	0.00	0.00

Distributions from Net Realized Capital Gains	(1.32)		(6.04)	(5.09)	(4.28)	(5.11)	0.00	0.00		(0.04)	(0.68)	(2.37)	(0.47)

Total Distributions	(1.32)		(6.39)	(5.50)	(4.60)	(5.39)	0.00	0.00		(0.08)	(1.77)	(2.37)	(0.47)

Net Asset Value — End of Period	$20.40		$29.43	$38.79	$36.14	$38.11	$40.35	$31.65		$30.34	$30.98	$25.88	$22.29

Total Return	(26.19%	)[2]	(8.82% )	23.90%	7.35%	8.00%	27.49%	4.32%		(1.78% )	27.95%	29.63%	18.92%

Ratios/Supplemental Data

Net Assets, End of Period (000’s)	$933,913		$1,319,186	$1,819,440	$1,686,874	$2,271,478	$2,226,590	$1,456,552		$1,297,207	$768,559	$87,930	$24,912

Ratio of Expenses to Average Net Assets	1.10%	[3]	1.09%	1.08%	1.09%	1.08%	1.09%	1.11%		1.12%	1.10%	1.41%	1.63%

Ratio of Net Investment Income (Loss) to Average Net Assets	1.05%	[3]	0.44%	0.59%	0.49%	0.48%	0.01%	(0.12%	)	(0.22% )	0.60%	0.39%	(0.65% )

Portfolio Turnover Rate	31%	[2]	61%	75%	58%	59%	81%	60%		54%	76%	86%	124%

*	Net Investment Income (Loss) per share has been computed before adjustments for book/tax differences.

[1]	Per share net investment income has been calculated using the average daily shares method.

[2]	Not Annualized.

[3]	Annualized.

The accompanying notes are an integral part of the financial statements.

Meridian Fund, Inc.
Notes to Financial Statements
For the Six Months Ended December 31, 2008 (Unaudited)

1.	Organization and Significant Accounting Policies: Meridian Fund, Inc., (the “Meridian Funds”), is comprised of the Meridian Equity Income Fund (the “Equity Income Fund”), the Meridian Growth Fund (the “Growth Fund”) and the Meridian Value Fund (the “Value Fund”). The Equity Income Fund, the Growth Fund and the Value Fund (each a “Fund” and collectively, the “Funds”) are registered under the Investment Company Act of 1940, as no-load, diversified, open-end management investment companies. The Equity Income Fund began operations and was registered on January 31, 2005. The Growth Fund began operations and was registered on August 1, 1984. The Value Fund began operations on February 10, 1994 and was registered on February 7, 1994.

The primary investment objective of the Equity Income Fund is to seek long-term growth of capital along with income as a component of total return.

The primary investment objective of the Growth Fund is to seek long-term growth of capital.

The primary investment objective of the Value Fund is to seek long-term growth of capital.

The following is a summary of significant accounting policies for all of the Funds:

a.	Investment Valuations: Marketable securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price. Securities and other assets for which reliable market quotations are not readily available or for which a significant event has occurred since the time of the most recent market quotation, will be valued at their fair value as determined by Aster Investment Management Company, Inc. (the “Adviser”) under the guidelines established by, and under the general supervision and responsibility of, the Funds’ Board of Directors (the “Board”). Short-term debt securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices. Short-term debt securities with 60 days or less to maturity are valued at amortized cost which approximates fair market value.

b.	Federal Income Taxes: It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute all of their taxable income to their shareholders; therefore, no federal income tax provision is required.

c.	Security Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the basis of specific identification for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily.

d.	Cash and Cash Equivalents: All highly liquid investments with an original maturity of three months or less are considered to be cash equivalents. Available funds are automatically swept into a Cash Reserve account, which preserves capital with a consistently competitive rate of return. Interest accrues daily and is credited by the third business day of the following month.

Meridian Fund, Inc.
Notes to Financial Statements (continued)
For the Six Months Ended December 31, 2008 (Unaudited)

e.	Expenses: Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to the Funds are generally allocated to each Fund in proportion to their relative net assets.

f.	Use of Estimates: The preparation of financial statements in accordance with accounting principals generally accepted in the U.S. (“GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and revenue and expenses at the date of the financial statements. Actual amounts could differ from those estimates.

g.	Distributions to Shareholders: The Funds record distributions to shareholders on the ex-dividend date. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the Financial Highlights.

Distributions which exceed net investment income and net realized capital gains are reported as distributions in excess of net investment income or distributions in excess of net realized capital gains for financial reporting purposes but not for tax purposes. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

h.	Guarantees and Indemnification: Under the Funds’ organizational documents, its Officers and Directors are indemnified against certain liability arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

i.	Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurement” (“FAS 157”): In September 2006, the Financial Accounting Standard Board (“FASB”) issued FAS 157 effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of July 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 — quoted prices in active markets for identical securities;

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

Meridian Fund, Inc.
Notes to Financial Statements (continued)
For the Six Months Ended December 31, 2008 (Unaudited)

Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Fund’s net assets as of December 31, 2008 is as follows:

	Meridian Equity	Meridian	Meridian
Valuation Inputs	Income	Growth	Value

Level 1 — Quoted Prices	$19,432,587	$1,005,169,938	$883,142,599
Level 2 — Other Significant Observable Inputs	0	20,000,311	30,000,467
Level 3 — Significant Unobservable Inputs	0	0	0

Total Market Value of Investments	$19,432,587	$1,025,170,249	$913,143,066

2.	Related Parties: The Funds have entered into a management agreement with the Adviser. Certain Officers and/or Directors of the Funds are also Officers and/or Directors of the Adviser. Beneficial ownership in the Funds by Richard F. Aster, Jr., President, as of December 31, 2008 were as follows:

Equity Income Fund	67.10%
Growth Fund	1.32%
Value Fund	1.53%

The Adviser receives from the Equity Income Fund, as compensation for its services, an annual fee of 1% of the first $10,000,000 of the Equity Income Fund’s net assets, 0.90% of the next $20,000,000 of the Equity Income Fund’s net assets, 0.80% of the next $20,000,000 of the Equity Income Fund’s net assets and 0.70% of the Equity Income Fund’s net assets in excess of $50,000,000. The fee is paid monthly in arrears and calculated based on that month’s daily average net assets.

The Adviser receives from the Growth Fund, as compensation for its services, an annual fee of 1% of the first $50,000,000 of the Growth Fund’s net assets and 0.75% of the Growth Fund’s net assets in excess of $50,000,000. The fee is paid monthly in arrears and calculated based on that month’s daily average net assets.

The Adviser receives from the Value Fund, as compensation for its services, an annual fee of 1% of the Value Fund’s net assets. The fee is paid monthly in arrears and calculated based on that month’s daily average net assets.

The Adviser has voluntarily agreed to waive its fee and reimburse expenses to the extent that total annual operating expenses for the Equity Income Fund exceeds 1.25%. The Investment Adviser has voluntarily agreed to limit the operating expenses of the Growth and Value Funds to 2.50%. With respect to these limits, the Adviser did not reimburse the Funds, during the six months ended December 31, 2008.

Meridian Fund, Inc.
Notes to Financial Statements (continued)
For the Six Months Ended December 31, 2008 (Unaudited)

The Equity Income Fund will carry forward, for a period not to exceed three years from the date on which a waiver or reimbursement is made by the Adviser, and expenses in excess of the expense limitation, and repay the Adviser such amounts; provided the Fund is able to effect such reimbursement and maintain the expense limitation.

At December 31, 2008, the balance of recoupable expenses along with the year of expiration for the Equity Income Fund is:

Amount	Expiration

$74,072	2009
12,964	2010
18,271	2012

Subject to the approval of the Board, the Fund will repay the Adviser the amount of its reimbursement for the Equity Income Fund for up to three years following the reimbursement to the extent the Equity Income Fund’s expenses drop below 1.25%, after giving effect to repayment by the Fund. Either the Fund or the Adviser can modify or terminate this arrangement at any time.

3.	Capital Shares Transactions: Transactions in capital shares for the six months ended December 31, 2008 and the year ended June 30, 2008 were as follows:

	Equity Income Fund
	December 31,	June 30,
	2008	2008

Increase in Fund shares:
Shares sold	133,980	386,851
Shares issued from reinvestment of distributions	284,733	217,941

	418,713	604,792
Shares redeemed	(775,363)	(657,483)

Net decrease	(356,650)	(52,691)

Meridian Fund, Inc.
Notes to Financial Statements (continued)
For the Six Months Ended December 31, 2008 (Unaudited)

	Growth Fund
	December 31,	June 30,
	2008	2008

Increase in Fund shares:
Shares sold	3,886,491	5,358,419
Shares issued from reinvestment of distributions	1,630,521	3,743,363

	5,517,012	9,101,782
Shares redeemed	(8,605,948)	(12,341,026)

Net decrease	(3,088,936)	(3,239,244)

	Value Fund
	December 31,	June 30,
	2008	2008

Increase in Fund shares:
Shares sold	5,226,531	3,553,317
Shares issued from reinvestment of distributions	2,401,448	7,458,786

	7,627,979	11,012,103
Shares redeemed	(6,666,117)	(13,093,574)

Net increase (decrease)	961,862	(2,081,471)

4.	Compensation of Directors and Officers: Directors and Officers of the Funds who are Directors and/or Officers of the Adviser receive no compensation from the Funds. Directors of the Funds who are not interested persons, as defined in the Investment Company Act of 1940, receive compensation in the amount of $3,000 per annum and a $2,000 investment in the Equity Income Fund, Growth Fund or Value Fund shares, plus out of pocket expenses and a $1,000 investment in one of the Funds for each additional Board meeting attended other than the annual meeting.

5.	Investment Transactions: The cost of investments purchased and the proceeds from sales of investments, excluding short-term U.S. government obligations, for the six months ended December 31, 2008, were as follows:

	Purchases	Proceeds from Sales

Equity Income Fund	$6,054,264	$10,294,581
Growth Fund	109,904,812	212,588,033
Value Fund	340,793,754	350,465,638

Meridian Fund, Inc.
Notes to Financial Statements (continued)
For the Six Months Ended December 31, 2008 (Unaudited)

6.	Distribution Information: Income and long-term capital gains distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. The tax character of distributions made during the fiscal year ended June 30, 2008 is as follows:

2008 Taxable Distributions

		Net
		Long-Term	Total
Fund	Ordinary Income	Capital Gains	Distributions

Equity Income Fund	$1,266,083	$1,244,196	$2,510,279
Growth Fund	19,825,049	148,109,217	167,934,266
Value Fund	63,165,479	210,960,412	274,125,891

7.	Federal Income Taxes Information: In June 2006, the FASB issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and system for measuring, the benefits of tax-return positions in financial statements, effective for the Funds’ current fiscal year. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (tax years ended June 30, 2005-2008) for purposes of FIN 48, and has concluded that no provision for income tax is required in the Funds’ financial statements.

The aggregate cost of investments, unrealized appreciation and depreciation which are book figures that approximate federal income tax basis, were as follows:

		Aggregate Gross	Aggregate Gross
		Unrealized	Unrealized	Net Unrealized
	Aggregate Cost	Appreciation	Depreciation	Depreciation

Equity Income Fund	$28,673,255	$424,599	$(9,665,267)	$(9,240,668)
Growth Fund	1,231,422,021	61,730,642	(267,982,414)	(206,251,772)
Value Fund	1,177,436,626	20,893,279	(285,186,839)	(264,293,560)

Meridian Fund, Inc.
Additional Information
For the Six Months Ended December 31, 2008 (Unaudited)

1.	Proxy Voting Record and Proxy Voting Policies and Procedures: A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities along with information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (i) without charge, upon request, by calling (800) 446-6662; (ii) on our website at http://www.meridianfund.com; and (iii) on the Securities and Exchange Commission (“SEC”) website at http://www.sec.gov.

2.	Information on Form N-Q: The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Company’s Form N-Q is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.

Disclosure Regarding Approval of Investment Advisory
Agreements (unaudited)

The Directors of the Funds unanimously approved the continuance of the Investment Advisory Agreements between the Meridian Growth Fund, the Meridian Value Fund and the Meridian Equity Income Fund and the Adviser at a meeting held on October 2, 2008.

In preparation for the meetings, the Directors received and evaluated information supplied by the Adviser in response to a letter prepared by counsel, at the Board of Director’s request, which identified items that should be reviewed in order for the Directors to gain reasonable assurance that they have sufficiently considered all relevant and required information related to approval of the Advisory Agreements. The Directors examined and considered, among other items, performance and expense information of other investment companies with similar objectives, derived from data compiled by an independent third-party provider. The Independent Directors of the Funds also met in a private session at which no representatives of the Adviser were present prior to voting to approve the Advisory Agreements with respect to each of the Funds. In reaching their conclusions, the Directors considered factors they believed materially related to the selection of the Adviser, the approval of the fee structures and any other amounts paid under the Advisory Agreements. The Directors based their decisions on the evaluation of all factors taken as a whole and did not consider any one factor as all-important or controlling. Some of the factors considered are discussed in more detail below.

The Directors considered the nature, extent and quality of the investment research and portfolio management functions of the Adviser and the resources the Adviser has dedicated to performing services for the Funds. The Directors also considered the respective investment strategies of the Funds and noted favorably the Adviser’s demonstrated ability, over time, to achieve a highly competitive rate of return for long-term investors. The quality of other services, including the Adviser’s assistance in the coordination of the activities of the Funds relating to other service providers, fund administration and compliance programs also was considered. The Directors considered the consistency of the Funds’ service quality when forming a basis for their confidence in the Adviser’s integrity and competence, in light of their on-going experience as Directors of the Funds. The Directors concluded that, in all material respects, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Funds under the Advisory Agreements.

At their meetings, the Directors reviewed the current and long-term performance of the Funds. The Directors noted that both the Meridian Growth Fund and the Meridian Value Fund had recently been recognized by independent rating agencies as being among the top performing funds in their categories over a ten and five year period, respectively. In addition to the information reviewed by the Directors during the meetings, the Directors receive detailed monthly performance reports for the Funds throughout the year. These reports present the Funds’ performance in comparison to both broad market and peer group indices. Based upon their review, the Directors concluded that the Adviser’s management of the Funds’ investment portfolios has resulted in consistently competitive performance overall and, in particular, returns for long-term investors that are well above average.

Disclosure Regarding Approval of Investment Advisory
Agreements (unaudited) (continued)

The Directors considered the direct and indirect costs incurred by the Adviser in providing investment management services for the Funds. In light of the changes in assets under management for each Fund during relevant time periods, the Directors concluded that economies of scale currently being realized do not necessarily warrant the implementation of additional breakpoints for any of the Funds. While intending to monitor future growth in Fund assets, and to the extent that economies of scale are realized, the Directors believe that current advisory fee levels reflect an equitable sharing of benefits with shareholders. The Directors concluded that profits being realized by the Adviser from its relationship with the Funds are reasonable and appropriate, based on the business judgment of the Directors, with consideration duly given to, among other things, the nature and quality of services provided, the outstanding long-term performance of the Funds, investment industry practices and comparable funds’ average fee expense, determined using independent third party data. The Directors recognized that it is difficult to make comparisons of profitability from investment advisory contracts. This is because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the type of clients it advises, its business mix, and numerous assumptions regarding allocations and the adviser’s capital and management structure.

The Directors additionally considered certain benefits the Adviser realizes due to its relationship with the Funds. In particular, the Adviser has arrangements under which certain brokers may provide industry research to the Adviser’s portfolio managers through the use of a portion of the brokerage commissions generated from the Adviser’s trading activities on behalf of the Funds. The Directors acknowledge that the Funds’ shareholders benefit as well from these research products paid for through broker commissions and soft dollar arrangements.

MERIDIAN FUND, INC.

This report is submitted for
the information of shareholders of
Meridian Fund, Inc. It is not
authorized for distribution to
prospective investors unless
preceded or accompanied by an
effective prospectus.
Officers and Directors

RICHARD F. ASTER, JR.
President and Director

MICHAEL S. ERICKSON

JAMES B. GLAVIN

HERBERT C. KAY

RONALD ROTTER

MICHAEL STOLPER
Directors

GREGG B. KEELING
Chief Financial Officer
Treasurer and Secretary
Chief Compliance Officer

Custodian
PFPC TRUST COMPANY
Philadelphia, Pennsylvania

Transfer Agent and Disbursing Agent
PNC GLOBAL INVESTMENT SERVICING (U.S.) INC.
King of Prussia, Pennsylvania
(800) 446-6662

Counsel
MORRISON & FOERSTER LLP
Washington, D.C.

Auditors
PRICEWATERHOUSECOOPERS LLP
San Francisco, California

MERIDIAN EQUITY INCOME FUND®
MERIDIAN GROWTH FUND®
MERIDIAN VALUE FUND®

SEMI-ANNUAL REPORT

[MERIDIAN FUND LOGO]

60 E. Sir Francis Drake Blvd.
Wood Island, Suite 306
Larkspur, CA 94939

www.meridianfund.com

Telephone (800) 446-6662

December 31, 2008

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Meridian Fund, Inc.®

By (Signature and Title)*	/s/ Richard F. Aster, Jr. Richard F. Aster, Jr., President & CEO
(principal executive officer)
Date 2/27/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard F. Aster, Jr. Richard F. Aster, Jr., President & CEO
(principal executive officer)
Date 2/27/09

By (Signature and Title)*	/s/ Gregg B. Keeling Gregg B. Keeling, CFO & Treasurer
(principal financial officer)
Date 2/27/09

*	Print the name and title of each signing officer under his or her signature.